Segment Information (Details) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Line Items]
Approach of CODM to determine segment information	The Company’s CODM has been identified as its President, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance.	The Company’s CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance.
Number of reporting segment	1	1
Title and position of individual		Chief Executive Officer